SIGNIFICANT ACCOUNTING POLICIES - Property and equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment
Impairment of long-lived assets	¥ 0	¥ 0	¥ 0
Electronic equipment | Minimum
Property, Plant and Equipment
Property plant and equipment useful life	3 years
Electronic equipment | Maximum
Property, Plant and Equipment
Property plant and equipment useful life	5 years
Office furniture
Property, Plant and Equipment
Property plant and equipment useful life	5 years